Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table presents the activity in the restructuring liability under the above and other ongoing plans for the years ended December 31, 2025 and 2024:

	OPtiMa 3 Plan
($ millions)	OPtiMa 3.1	OPtiMa 3.2	2021 Italian Workforce Redundancies	Total
Balance at December 31, 2023	—	—	22	22
Restructuring expense, net	38	—	—	39
Cash payments	(7)	—	(6)	(12)
Other adjustments, net	(2)	—	(1)	(3)
Balance at December 31, 2024	29	—	16	46
Restructuring expense, net	(1)	29	—	28
Cash payments	(20)	(3)	(5)	(29)
Other adjustments, net(1)	3	—	2	5
Balance at December 31, 2025	11	26	13	49
Cumulative expense	37	29	32	98
(1) Includes foreign currency translation adjustments